AQR FUNDS

Supplement dated August 16, 2024 (“Supplement”)

to the Class I, Class N and Class R6 Shares Prospectus, dated May 1, 2024,

as amended (“Prospectus”), of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Style Premia Alternative Fund, and AQR Sustainable Long-Short Equity Carbon Aware Fund (each, a “Fund”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.

Effective August 19, 2024, all references to the AQR Sustainable Long-Short Equity Carbon Aware Fund are hereby deleted from the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE